Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Net Trading And Other Income [abstract]
Other Operating Income

			Group
	2021	2020(1)	2019(1)
	£m	£m	£m
Net losses on financial instruments designated at fair value through profit or loss	(24)	(77)	(142)
Net gains on financial instruments mandatorily at fair value through profit or loss	(2)	46	70
Hedge ineffectiveness	13	20	8
Net profit on sale of financial assets at fair value through other comprehensive income	6	17	15
Income from operating lease assets	136	126	124
Other	135	13	112
	264	145	187
(1) Restated to reflect the presentation of discontinued operations, as set out in Note 43.